                         ROXBURY LARGE CAP GROWTH FUND*

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

                          PROSPECTUS DATED JUNE 4, 2004

            This prospectus gives vital information about the Roxbury Large Cap Growth Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that this Fund:

-     is not a bank deposit

- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

-     is not federally insured

- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

-     is not guaranteed to achieve its goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*Formerly, the Wilmington Large Cap Growth Portfolio

TABLE OF CONTENTS

                                        FUND DESCRIPTIONS

A look at the goals, strategies,            Summary..........................................                1
risks, expenses and financial               Performance Information..........................                3
history of the Fund.                        Fees and Expenses................................                5
                                            Example..........................................                6
                                            Investment Objectives............................                6
                                            Primary Investment Strategies....................                6
                                            Additional Risk Information......................                8
                                            Financial Highlights.............................                9

Details about the service               MANAGEMENT OF THE FUND
providers.                                  Investment Adviser...............................               10
                                            Portfolio Management Team........................               10
                                            Service Providers................................               11

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares................................               12
closing an account in                       Purchase of Shares...............................               12
the Fund.                                   Redemption of Shares.............................               13
                                            Exchange of Shares...............................               15
                                            Distributions....................................               15
                                            Taxes............................................               15

Details on the Fund's                   DISTRIBUTION ARRANGEMENTS
master/feeder arrangement                   Master/Feeder Structure..........................               17
and share classes.                          Share Classes....................................               17

                                        FOR MORE INFORMATION.................................               19

For information about key terms and concepts, please refer to the "Glossary."

                          ROXBURY LARGE CAP GROWTH FUND

                              INSTITUTIONAL SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective             -    The ROXBURY LARGE CAP GROWTH FUND seeks
                                      superior long-term growth of capital.

Investment Focus                 -    Equity (or related) securities

Share Price Volatility           -    High

Principal Investment             -    The Fund operates as a "feeder fund"
Strategy                              which means that the Fund does not buy
                                      individual securities directly. Instead, it invests in a "master fund," which in turn purchases investment securities. The
                                      Fund invests all of its assets in a master fund, which is a separate series of WT
                                      Investment Trust I. The Fund and its
                                      corresponding Series have the same
                                      investment objective, policies and
                                      limitations.

                                 -    The Fund invests in the WT Large Cap
                                      Growth Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which the Series' investment adviser believes have above average earnings potential compared to the securities market as a whole. The investment adviser purchases stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics.
                                      The investment adviser analyzes the stocks of over 2000 companies using a bottom-up approach to search for high quality companies which are growing at about double the market's average rate.

Principal Risks            The Fund is subject to the risks summarized below
                           which are further described under "Additional Risk
                           Information."

                                 - An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 - It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

                                 - The Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                                 -    Growth-oriented investments may be more
                                      volatile than the rest of the U.S. stock market as a whole.

                                 - The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

                                 -    The Fund is also subject to other risks
                                      which are described under "Additional Risk
                                      Information."

Investor Profile                 -    Investors who want the value of their
                                      investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                          ROXBURY LARGE CAP GROWTH FUND

            The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund's investments are made primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Fund's historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                  ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                                   [BAR CHART]

PERFORMANCE YEARS           RETURNS
       1994                  -0.23%
       1995                  28.43%
       1996                  24.25%
       1997                  27.50%
       1998                  23.58%
       1999                  48.10%
       2000                 -21.09%
       2001                 -33.06%
       2002                 -30.37%
       2003                  26.78%

                                PERFORMANCE YEARS

         CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF MARCH 31, 2004: 1.81%

   BEST QUARTER               WORST QUARTER
      41.39%                     -25.62%
(December 31, 1999)         (March 31, 2001)

INSTITUTIONAL SHARES
AVERAGE ANNUAL RETURNS AS OF 12/31/03

                                                           1 Year               5 Years              10 Years
                                                           ------               -------              --------
Large Cap Growth Fund Return Before Taxes                  26.78%               (7.14)%               5.65%
Return After Taxes on Distributions(1)                     26.74%               (8.87)%               3.30%
Return After Taxes on Distributions and Sale of
Shares(1)                                                  17.41%               (5.86)%               4.44%
Russell 1000 Growth Index (reflects no deductions
for fees, expenses or taxes)(2)                            29.75%               (5.12)%               9.21%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

FEES AND EXPENSES

            The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                         Institutional Shares
                                                                                         --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)             None
Maximum deferred sales charge                                                                    None
Maximum sales charge imposed on reinvested dividends (and other distributions)                   None
Redemption fee(1)                                                                                1.00%
Exchange fee(1)                                                                                  1.00%

(1) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(1):

Management fees                                  0.55%
Distribution (12b-1) fees                        None
Other expenses                                   0.43%
TOTAL ANNUAL OPERATING EXPENSES                  0.98%

(1) The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

EXAMPLE

            This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

                  -     you reinvested all dividends and other distributions;

                  -     the average annual return was 5%;

                  - the Fund's total operating expenses are charged and remain the same over the time periods; and

                  - you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

               INSTITUTIONAL SHARES                          1 Year         3 Years         5 Years        10 Years
               --------------------                          ------         -------         -------        --------
Large Cap Growth Fund...............................          $100            $312           $542           $1,201

            The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

            The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital. The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

            The Fund invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its total assets in the following equity (or related) securities:

      - common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series' total assets, have a market capitalization of $5 billion or higher at the time of purchase

      - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

      - options on indices of the common stock of U.S. corporations described above

      - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

      The Series' investment adviser, Roxbury Capital Management LLC ("Roxbury"), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

      Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

      Roxbury may also invest up to 20% of the Series' assets in mid cap growth and "special situation growth opportunities" identified by Roxbury.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

      The frequency of fund transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100% for the Series.

      The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

            The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

- DERIVATIVES RISK: Some of the securities in which the Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented fund, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than the Fund's interest, and, therefore, could have effective voting control over the operation of a master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS

            The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.

                                                                                                      For the
                                For the                                                                Period        For the
                               Six-Month                                                             January 1,      Fiscal
                                Period                                                                  1999       Year Ended
                                 Ended                                                              through June    December
                               December                For the Fiscal Years Ended June 30,              30,            31,
                               31, 2003       --------------------------------------------------    -------------------------
                              (Unaudited)       2003          2002           2001       2000(5)+       1999+         19982+
                              -----------     --------       -------       --------     --------    ------------   ----------
LARGE CAP GROWTH FUND(1) -
   INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING
OF PERIOD...................  $      8.73     $   8.70       $ 12.69       $  33.39     $  25.76     $   23.59     $    21.37
                              -----------     --------       -------       --------     --------     ---------     ----------

INVESTMENT OPERATIONS:
   Net investment loss(3)...         0.01           --(6)         --(6)       (0.08)       (0.14)        (0.02)         (0.01)
   Net realized and
     unrealized gain (loss)
     on investments.........         1.20         0.03         (3.99)        (10.61)        8.70          2.19           5.02
                              -----------     --------       -------       --------     --------     ---------     ----------
     Total from investment
operations..................         1.21         0.03         (3.99)        (10.69)        8.56          2.17           5.01
                              -----------     --------       -------       --------     --------     ---------     ----------

DISTRIBUTIONS:
   From net investment
income.................             (0.01)          --            --             --           --            --             --
   From net realized gain...           --           --            --         (10.01)       (0.93)           --          (2.79)
                              -----------     --------       -------       --------     --------     ---------     ----------
     Total distributions....        (0.01)          --            --         (10.01)       (0.93)           --          (2.79)
                              -----------     --------       -------       --------     --------     ---------     ----------

NET ASSET VALUE - END OF
PERIOD......................  $      9.93     $   8.73       $  8.70       $  12.69     $  33.39     $   25.76     $    23.59
                              ===========     ========       =======       ========     ========     =========     ==========

TOTAL RETURN................        13.86%**      0.35%       (31.44)%       (39.41)%      33.27%         9.20%**       23.58%
RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:(4)
   Expenses:
     Including expense
limitations.................         0.93%*       0.95%         0.85%          0.76%        0.75%         0.75%*         0.80%
     Excluding expense
limitations.................         0.96%*       0.98%         0.85%          0.79%        0.77%         0.80%*         0.92%
   Net investment loss......         0.21%*      (0.02)%       (0.04)%        (0.37)%      (0.45)%       (0.14)%*       (0.08)%
Portfolio turnover..........           42%**        51%           75%            78%         111%           16%**          52%
Net assets at end of period
(000 omitted)...............  $    61,779     $ 58,620       $76,892       $158,318     $277,290     $ 222,538     $  223,151

--------------------

(*)   Annualized.

(**)  Not annualized.

(1)   Formerly the Wilmington Large Cap Growth Portfolio.

(2) Effective February 23, 1998, Wilmington Trust Company assumed the responsibility of Adviser to the Large Cap Growth Portfolio.

(3) The net investment loss per share was calculated using average shares outstanding method.

(4) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - WT Large Cap Growth Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

(5) Effective November 1, 1999, Roxbury Capital Management, LLC, assumed the responsibility of Adviser to the Series.

(6)   Less than $0.01 per share.

(+) Effective November 1, 1999, the Rodney Square Large Cap Growth Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Growth Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

                             MANAGEMENT OF THE FUND

            The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

            Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of March 31, 2004, had assets under management of approximately $3.4 billion.

            For the twelve months ended June 30, 2003, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series' as a percentage of the Series' average daily net assets.

PORTFOLIO MANAGEMENT TEAM

            The day-to-day management of the WT Large Cap Growth Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

SERVICE PROVIDERS

            The chart below provides information on the primary service providers.

                                 WT MUTUAL FUND

                         ROXBURY LARGE CAP GROWTH FUND

Asset
Management

                               INVESTMENT ADVISER

                         Roxbury Capital Management, LLC
                         100 Wilshire Blvd., Suite 1000
                             Santa Monica, CA 90401

                   Manages the Series investment activities.

Fund
Operations

                                  ADMINISTRATOR

                         Rodney Square Management Corp.
                            1100 North Market Street
                              Wilmington, DE 19890

                              SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                  Provides facilities, equipment and personnel
                 to carry out administrative services related to
                   the Fund and calculates the Fund's NAV and
                                 distributions.

Distribution

                                   DISTRIBUTOR

                       Professional Funds Distributor LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                         Distributes the Fund's shares.

Shareholder
Services

                                 TRANSFER AGENT

                                    PFPC Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406

                     Handles shareholder services, including
                      recordkeeping and statements, payment
                     of distributions and processing of buy
                               and sell requests.

Asset
Safe Keeping

                                    CUSTODIAN

                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890

                    Holds the Fund's assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund's
                                 NAV per share.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

            The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

            PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

            Shares will not be priced on those days the Fund is closed. As of the date of this prospectus, those days are:

    New Year's Day                    Good Friday             Labor Day
    Martin Luther King, Jr. Day       Memorial Day            Thanksgiving Day
    Presidents' Day                   Independence Day        Christmas Day

PURCHASE OF SHARES

            Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $1,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

            Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

        REGULAR MAIL:                               OVERNIGHT MAIL:
        -------------                               ---------------
Roxbury Large Cap Growth Fund               Roxbury Large Cap Growth Fund
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

            BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

            ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

            You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

            REDEMPTION FEES: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from

Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of the Roxbury Fund.

            BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

        Regular mail:                               Overnight mail:
        -------------                               ---------------
Roxbury Large Cap Growth Fund               Roxbury Large Cap Growth Fund
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

            BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

            ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

            SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

            For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Shares of the following funds ("Roxbury Funds"):

Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

            Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

            Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

            FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

            To obtain prospectuses of the other Roxbury Funds, you may call
(800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

            Any distributions from the Fund's net investment income are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

            Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

            As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

            The Fund's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

            It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

            STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

            This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

            Professional Funds Distributor LLC manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

            Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Fund, will pay its proportionate share of the master fund's expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

            The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

"CAP" OR MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

            ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund's performance for the most recently completed fiscal year or half-year.

            STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

         WT Mutual Fund
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, Pennsylvania 19406
         (800) 497-2960
         9:00 a.m. to 5:00 p.m. Eastern time

            Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

            The investment company registration number is 811-08648.

                         ROXBURY LARGE CAP GROWTH FUND*

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES

                          PROSPECTUS DATED JUNE 4, 2004

            This prospectus gives vital information about the Roxbury Large Cap Growth Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that this Fund:

-     is not a bank deposit

- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

-     is not federally insured

- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

-     is not guaranteed to achieve its goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

*Formerly, the Wilmington Large Cap Growth Portfolio

TABLE OF CONTENTS

                                        FUND DESCRIPTIONS

A look at the goals, strategies,            Summary..........................................
risks, expenses and financial               Performance Information..........................
history of the Fund.                        Fees and Expenses................................
                                            Example..........................................
                                            Investment Objectives............................
                                            Primary Investment Strategies....................
                                            Additional Risk Information......................

Details about the service               MANAGEMENT OF THE FUND
providers.                                  Investment Adviser...............................
                                            Portfolio Management Team........................
                                            Service Providers................................

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares................................
closing an account in                       Purchase of Shares...............................
the Fund.                                   Redemption of Shares.............................
                                            Exchange of Shares...............................
                                            Distributions....................................
                                            Taxes............................................

Details on the Portfolios'              DISTRIBUTION ARRANGEMENTS
distribution plans, master/feeder           Rule 12b-1 Fees..................................
arrangement and share classes.              Master/Feeder Structure..........................
                                            Share Classes....................................

                                        FOR MORE INFORMATION.................................

For information about key terms and concepts, please refer to the "Glossary."

                          ROXBURY LARGE CAP GROWTH FUND

                                 INVESTOR SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective             -    The ROXBURY LARGE CAP GROWTH FUND seeks
                                      superior long-term growth of capital.

Investment Focus                 -    Equity (or related) securities

Share Price Volatility           -    High

Principal Investment             -    The Fund operates as a "feeder fund" which
Strategy                              means that the Fund does not buy
                                      individual securities directly. Instead, it invests in a "master fund," which in turn purchases investment securities. The
                                      Fund invests all of its assets in a master fund, which is a separate series of WT
                                      Investment Trust I. The Fund and its
                                      corresponding Series have the same
                                      investment objective, policies and
                                      limitations.

                                 -    The Fund invests in the WT Large Cap
                                      Growth Series, which invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which the Series' investment adviser believes have above average earnings potential compared to the securities market as a whole. The investment adviser purchases stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics.
                                      The investment adviser analyzes the stocks of over 2000 companies using a bottom-up approach to search for high quality companies which are growing at about double the market's average rate.

Principal Risks            The Fund is subject to the risks summarized below
                           which are further described under "Additional Risk
                           Information."

                                 - An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 - It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

                                 - The Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                                 -    Growth-oriented investments may be more
                                      volatile than the rest of the U.S. stock market as a whole.

                                 - The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

                                 -    The Fund is also subject to other risks
                                      which are described under "Additional Risk
                                      Information."

Investor Profile                 -    Investors who want the value of their
                                      investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                          ROXBURY LARGE CAP GROWTH FUND

            The Portfolio has not commenced operations as of the date of this prospectus. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one, five and 10 years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expense. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Portfolio invested in both large and small capitalization securities. Currently, the Portfolio's investments are made primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Portfolio's historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

                  ANNUAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                                   [BAR CHART]

PERFORMANCE YEARS           RETURNS
       1994                  -0.23%
       1995                  28.43%
       1996                  24.25%
       1997                  27.50%
       1998                  23.58%
       1999                  48.10%
       2000                 -21.09%
       2001                 -33.06%
       2002                 -30.37%
       2003                  26.78%

                                PERFORMANCE YEARS

         CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF MARCH 31, 2004: 1.81%

    BEST QUARTER               WORST QUARTER
       41.39%                     -25.62%
(December 31, 1999)          (March 31, 2001)

INSTITUTIONAL SHARES
AVERAGE ANNUAL RETURNS AS OF 12/31/03

                                                           1 Year               5 Years              10 Years
                                                           ------               -------              --------
Large Cap Growth Fund Return Before Taxes                  26.78%               (7.14)%               5.65%
Return After Taxes on Distributions(1)                     26.74%               (8.87)%               3.30%
Return After Taxes on Distributions and Sale of
Shares(1)                                                  17.41%               (5.86)%               4.44%
Russell 1000 Growth Index (reflects no deductions
for fees, expenses or taxes)(2)                           29.75%               (5.12)%               9.21%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

FEES AND EXPENSES

            The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                         Institutional Shares
                                                                                         --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)             None
Maximum deferred sales charge                                                                    None
Maximum sales charge imposed on reinvested dividends (and other distributions)                   None
Redemption fee(1)                                                                                1.00%
Exchange fee(1)                                                                                  1.00%

(1) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(1):

Management fees                                  0.55%
Distribution (12b-1) fees                        0.25%
Other expenses                                   0.43%
TOTAL ANNUAL OPERATING EXPENSES                  1.23%

(1) The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

EXAMPLE

            This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

                  -     you reinvested all dividends and other distributions;

                  -     the average annual return was 5%;

                  - the Fund's total operating expenses are charged and remain the same over the time periods; and

                  - you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                INVESTOR SHARES                  1 Year        3 Years
                ---------------                  ------        -------
Large Cap Growth Fund.......................      $125           $390

            The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

            The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital. The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

            The Fund invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its total assets in the following equity (or related) securities:

      - common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series' total assets, have a market capitalization of $5 billion or higher at the time of purchase

      - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

      - options on indices of the common stock of U.S. corporations described above

      - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

      The Series' investment adviser, Roxbury Capital Management LLC ("Roxbury"), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

      Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

      Roxbury may also invest up to 20% of the Series' assets in mid cap growth and "special situation growth opportunities" identified by Roxbury.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

      The frequency of fund transactions and the Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Under normal market conditions, the Series turnover rate is expected to be less than 100% for the Series.

      The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

            The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

- DERIVATIVES RISK: Some of the securities in which the Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented fund, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than the Fund's interest, and, therefore, could have effective voting control over the operation of a master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                             MANAGEMENT OF THE FUND

            The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

            Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of March 31, 2004, had assets under management of approximately $3.4 billion.

            For the twelve months ended June 30, 2003, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series' as a percentage of the Series' average daily net assets.

PORTFOLIO MANAGEMENT TEAM

            The day-to-day management of the WT Large Cap Growth Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

SERVICE PROVIDERS

            The chart below provides information on the primary service providers.

                                 WT MUTUAL FUND

                         ROXBURY LARGE CAP GROWTH FUND

Asset
Management

                               INVESTMENT ADVISER

                         Roxbury Capital Management, LLC
                         100 Wilshire Blvd., Suite 1000
                             Santa Monica, CA 90401

                    Manages the Series investment activities.

Fund
Operations

                                  ADMINISTRATOR

                         Rodney Square Management Corp.
                            1100 North Market Street
                              Wilmington, DE 19890

                              SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                  Provides facilities, equipment and personnel
                 to carry out administrative services related to
                   the Fund and calculates the Fund's NAV and
                                 distributions.

Distribution

                                   DISTRIBUTOR

                       Professional Funds Distributor LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                         Distributes the Fund's shares.

Shareholder
Services

                                 TRANSFER AGENT

                                    PFPC Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406

                     Handles shareholder services, including
                      recordkeeping and statements, payment
                     of distributions and processing of buy
                               and sell requests.

Asset
Safe Keeping

                                    CUSTODIAN

                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890

                    Holds the Fund's assets, settles all Fund trades and collects most of the valuation data required for calculating the Fund's
                                 NAV per share.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

            The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

            PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

            Shares will not be priced on those days the Fund is closed. As of the date of this prospectus, those days are:

    New Year's Day                    Good Friday               Labor Day
    Martin Luther King, Jr. Day       Memorial Day              Thanksgiving Day
    Presidents' Day                   Independence Day          Christmas Day

PURCHASE OF SHARES

            Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $1,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

            Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

        REGULAR MAIL:                               OVERNIGHT MAIL:
        -------------                               ---------------
Roxbury Large Cap Growth Fund               Roxbury Large Cap Growth Fund
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

            BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

            ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

            You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

            REDEMPTION FEES: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from

Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of the Roxbury Fund.

            BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

        Regular mail:                               Overnight mail:
        -------------                               ---------------
Roxbury Large Cap Growth Fund               Roxbury Large Cap Growth Fund
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

            BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

            ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

            SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

            For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Shares of the following funds ("Roxbury Funds"):

Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

            Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

            Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

            FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

            To obtain prospectuses of the other Roxbury Funds, you may call
(800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

            Any distributions from the Fund's net investment income are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

            Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

            As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

            The Fund's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

            It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

            STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

            This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

            Professional Funds Distributor LLC ("Distributor") manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

            The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Portfolio can charge is 0.25% of a Portfolio's Investor Shares average daily net assets.

MASTER/FEEDER STRUCTURE

            Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Fund, will pay its proportionate share of the master fund's expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

            The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

"CAP" OR MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities

      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

            ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund's performance for the most recently completed fiscal year or half-year.

            STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

            WT Mutual Fund
            c/o PFPC Inc.
            760 Moore Road
            King of Prussia, Pennsylvania 19406
            (800) 497-2960
            9:00 a.m. to 5:00 p.m. Eastern time

            Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

            The investment company registration number is 811-08648.

                       WILMINGTON LARGE CAP CORE PORTFOLIO
                     (NO LONGER OFFERED IN THIS PROSPECTUS)
                       WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO

                                OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES

       SUPPLEMENT DATED JUNE 4, 2004 TO PROSPECTUS DATED NOVEMBER 1, 2003

The information in this Supplement updates the corresponding information in, and should be read in conjunction with, the Institutional Shares Prospectus of the Wilmington Funds - Equity Portfolios of WT Mutual Fund (the "Fund") dated November 1, 2003.

Wilmington Large Cap Growth Portfolio has changed its name to "Roxbury Large Cap Growth Fund". In connection there with, the Roxbury Large Cap Growth Fund is now being offered through its own separate prospectus. To obtain a copy of the new Roxbury Large Cap Growth Fund Prospectus contact WT Mutual Fund, c/o PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, (800) 497-2960, 9:00 a.m. to 5:00 p.m. Eastern time.

THE FOLLOWING INFORMATION IN THIS SUPPLEMENT MODIFIES THE INVESTMENT POLICIES OF THE WILMINGTON LARGE CAP VALUE PORTFOLIO.

The Board of Trustees of the Wilmington Large Cap Value Portfolio (the "Portfolio") has approved changes in the primary investment strategy of the Portfolio. The key changes are as follows: First, the Portfolio will be permitted to invest at least 80% of its assets in equity and equity related securities of companies within its capitalization range and that are traded on a U.S. securities market. This change removes the current requirement that the Portfolio invest at least 80% of its assets in equity and equity related securities of U.S. issuers within its capitalization range. It is expected that most Portfolio investments in non-U.S. issuers will be in non-U.S. issuers that have substantial operations in the United States and have securities that are publicly traded on U.S. markets. Second, the Portfolio will be permitted to invest 80% of its assets in securities having a market capitalization equal to those in the Russell 1000 Value Index. This change removes the current requirement that this Portfolio invest at least 80% of its assets only in companies with a market capitalization equal to at least that of the smallest company in the top 40% of the Russell 1000 Value Index. Corresponding changes are being made to the policies of the Large Cap Value Series in which the Portfolio invests. These changes shall be effective as of May 1, 2004:

      - After these changes the primary investment strategies of the Portfolio are as set forth below. This replaces (i) the description of the principal investment strategies on page 4 of the Prospectus under the heading "Principal Investment Strategy" and (ii) the corresponding information on pages 14, 15, and 16 of the Prospectus under the heading "Primary Investment Strategies".

                  - The Wilmington Large Cap Value Portfolio invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity and equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index ("large cap company") and are publicly traded on a U.S. securities market. The market capitalization range of the Index changes constantly; as of December 31, 2003, the range was from $695 million to $273.9 billion.

      - After the first paragraph on page 15 of the Prospectus, the following text is inserted:

                  Equity securities from non-U.S. issuers that are publicly traded on the Nasdaq Stock Market or a U.S. securities exchange, including but not limited to, the New York Stock Exchange and the American Stock Exchange and meet the capitalization requirements of the Portfolio will be an eligible investment with respect to the Portfolio's Principal Investment Strategy.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO
                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                         WILMINGTON TAX-EXEMPT PORTFOLIO
                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                       WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO
                       WILMINGTON MID CAP GROWTH PORTFOLIO
                       WILMINGTON LARGE CAP CORE PORTFOLIO
                       WILMINGTON SMALL CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO
                       WILMINGTON MID CAP VALUE PORTFOLIO
                      WILMINGTON SMALL CAP VALUE PORTFOLIO
                          WILMINGTON BALANCED PORTFOLIO
                         ROXBURY LARGE CAP GROWTH FUND*
                         ROXBURY SMALL CAP GROWTH FUND**

                            1100 NORTH MARKET STREET
                           WILMINGTON, DELAWARE 19890

                                OF WT MUTUAL FUND

   SUPPLEMENT DATED JUNE 4, 2004 TO STATEMENT OF ADDITIONAL INFORMATION DATED
              NOVEMBER 1, 2003 AS AMENDED AND RESTATED MAY 5, 2004

The information in this Supplement updates the corresponding information in, and should be read in conjunction with, the Wilmington Statement of Additional Information dated November 1, 2003 as Amended and Restated May 5, 2004.

As of June 4, 2004 the Wilmington Large Cap Growth Portfolio has changed its name to "Roxbury Large Cap Growth Fund".

*Formerly, the Wilmington Large Cap Growth Portfolio
**Formerly, the Wilmington Small Cap Growth Portfolio

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE